NOTE 14 - Convertible loan: Schedule of Movement in Covertible Loan (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Loan B
Schedule of Movement in Covertible Loan

Convertible loan B
Balance as of December 31, 2022	-
Issuance of Convertible loan	10,077
Loss recognized in Profit or loss	1,650
Balance as of December 31, 2023	11,727
Conversion of convertible loans (See note 12g)	(14,275)
Loss recognized in Profit or loss	2,548
Balance as of December 31, 2024	-